MERRILL LYNCH LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity
Separate Account A
Supplement Dated July 16, 2009
to the
Prospectuses For
RETIREMENT POWER (Dated May 1, 2006)
RETIREMENT OPTIMIZER (Dated May 1, 2004)
RETIREMENT PLUS (Dated May 1, 2009)

Merrill Lynch Life Variable Annuity
Separate Account B
Supplement Dated July 16, 2009
to the
Prospectus For
RETIREMENT PLUS (Dated May 1, 2009)
Merrill Lynch Life Variable Annuity
Separate Account C
Supplement Dated July 16, 2009
to the
Prospectus For
CONSULTS ANNUITY (Dated May 1, 2008)
Merrill Lynch Life Variable Annuity
Separate Account D
Supplement Dated July 16, 2009
to the
Prospectus For
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2009)
Merrill Lynch Life Variable Annuity
Separate Account
Supplement Dated July 16, 2009
to the
Prospectus For
PORTFOLIO PLUS (Dated May 1, 2002)
This supplement describes certain changes to the variable annuity contracts listed above (the “Contracts”) issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
As of the close of business on July 17, 2009, the following changes will be effective:
•	We will no longer offer the Automatic Investment Feature, if applicable. If you are currently enrolled in the Automatic Investment Feature, your premiums will no longer be automatically deducted from the MLPF&S brokerage account.
•	You are not permitted to send full or partial withdrawals directly to your personal MLPF&S brokerage account unless we have an ABA routing number and personal account number on file.

As of the close of business on July 31, 2009, the following changes will be effective:
•	As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:
•	All requests for partial withdrawals or full surrenders that are submitted in writing of $50,000 and over;
•	Any partial withdrawal or full surrender request that are to be paid by check and are submitted in writing, if such request is made on or within 15 days of a change to the address of record for a contract owner’s account; and
•	Any partial withdrawal or full surrender request when we are directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement does not apply to withdrawal request made in connection with exchanges of one annuity contract for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many national and state banks, savings banks and savings and loan associations, securities brokers and dealers, and credit unions.
The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Contracts issued by Merrill Lynch Life Insurance Company), or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.